Long-Lived Assets	12 Months Ended
Dec. 31, 2022
Long-Lived Assets
Long-Lived Assets

(6)Long-Lived Assets

Property and Equipment

Property and equipment as of December 31 consists of the following:

	Useful Life
	(Years)	2022	2021
Machinery and equipment	5 – 7	$2,795	$2,031
Computers and software	2	602	672
Furniture	5	475	448
Leasehold improvements	5	772	783
Other property	7	12	12
		4,656	3,946
Less accumulated depreciation		(2,425)	(2,149)
		$2,231	$1,797

Depreciation expense for property and equipment for the years ended December 31, 2022 and 2021, was $276 and $361, respectively. The Company did not recognize any impairment losses for the years ended December 31, 2022 and 2021, other than a loss on disposal of $310 in 2022.

Intangible Assets

Intangible assets consist entirely of patent costs that provide the Company with rights, titles, and interests in the development of certain processes, discoveries, and inventions with the right to commercialize that are probable of future economic benefits. Patent costs associated with pharmaceutical intellectual property are expensed as incurred as future economic benefits are not deemed to be probable. Intangible assets are recorded at cost and are amortized over the estimated life of the patents, based on the approval and expiration dates applicable to each patent — typically 20 years — on a straight-line basis. Amortization expense related to intellectual property for 2022 and 2021 was $122 and $103, respectively. We did not record any impairment losses in 2022 or 2021. The estimated aggregate amortization expense for intangible assets subject to amortization for each of the five succeeding fiscal years is as follows:

2023	65
2024	65
2025	65
2026	65
2027	65
Thereafter	477
$802